SUMMARY OF MATERIAL ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2025
SUMMARY OF MATERIAL ACCOUNTING POLICIES
SUMMARY OF MATERIAL ACCOUNTING POLICIES

2.SUMMARY OF MATERIAL ACCOUNTING POLICIES

Statement of Compliance

The financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”).

The preparation of the financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the accounting policies. Those areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in note 3. The principal accounting policies applied in the preparation of these financial statements are set out below.

On December 29, 2025, the Board of Directors approved the financial statements for the years ended September 30, 2025 and 2024.

Principles of Consolidation

Consolidated financial statements include all entities over which a company has control. For accounting purposes, control is established by an investor when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date control is transferred to a company and are no longer consolidated on the date control ceases.

On February 26, 2024 (the “Dissolution Date”), the Netherland chamber of commerce deregistered the Company’s wholly owned subsidiary located in the Netherlands, Khan Resources B.V. (“KRBV”) from the business registry and dissolved the company. KRBV was a dormant company, it had no revenue except accrued interest on its intercompany loan to the Company. As a result, the financial results of the Company are not consolidated from the Dissolution Date onwards, for the years ended September 30, 2024 and 2025.

Basis of Measurement

The financial statements have been prepared using on the historical cost basis except for certain financial instruments and cryptocurrencies that are measured at fair value. In addition, the financial statements have been prepared using the measurement basis specified by IFRS for each type of asset, liability, revenue and expense and the accrual basis of accounting, except for cash flow disclosure.

Functional and Presentation Currency

The functional currency is the currency of the primary economic environment in which the entity operates. The functional currency determinations were conducted through an analysis of the consideration factors identified in International Accounting Standard IAS 21. The functional currency of the parent company Sol Strategies is the Canadian dollar. The presentation currency for the Company is the Canadian dollar.

Foreign currency transactions are translated into the functional currency of the respective entity or division, using the exchange rates prevailing at the dates of the transactions (spot exchange rate). Foreign exchange gains and losses resulting from the settlement of such transactions and from the re-measurement of monetary items denominated in foreign currency at period-end exchange rates are recognized in profit or loss. Non-monetary items that are not re-translated at period end is measured at historical cost (translated using the exchange rates at the transaction date), except for non-monetary items measured at fair value, which are translated using the exchange rates as at the date when fair value was determined. Gains and losses are recorded in profit or loss.

The results and financial position of entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows: (i) assets and liabilities for each statement of financial position presented are translated at the rate of exchange in effect as at the date of the statement of financial position; (ii) income and expense items are translated at the average rates of exchange in effect during the reporting period; and (iii) all resulting exchange differences are recognized in accumulated other comprehensive income (loss).

Cryptocurrencies

The Company’s cryptocurrencies are primarily traded in active markets and are purchased to hold as a store of value and for the long term, this is supported by the Company’s risk management strategies to reduce volatility, and lending, staking and liquidity provisioning to generate yield. As a result, the Company has determined that its holdings of cryptocurrencies should be accounted for under IAS 38, as the Company is expected to access future economic benefits of its cryptocurrencies through future sale, or by exchanging the cryptocurrency asset for goods or services. The Company has elected to use the revaluation model for its cryptocurrencies, which is to measure the assets at fair value with reference to the principal market on the date of revaluation less any subsequent amortization and impairment losses.

The net Increase in fair value over the initial cost of the cryptocurrencies is recorded in other comprehensive income (loss). The accumulated other comprehensive income is transferred directly to deficit upon de-recognition (i.e., sale or exchange for another cryptocurrency). IAS 38 does not allow the amounts in accumulated other comprehensive income (loss) to be transferred to profit or loss. However, if the cryptocurrency’s carrying amount is decreased as a result of a revaluation, the decrease shall be recognized in profit and loss. However, IAS 38 permits the decrease to be recognized in other comprehensive income (loss) to the extent of any credit balance in accumulated other comprehensive income in respect of that asset. The decrease recognized in other comprehensive income (loss) reduces the amount accumulated in equity under the heading of accumulated other comprehensive income. The Company has determined that its Bitcoin and SOL cryptocurrency holdings are traded in active markets and based on quoted prices at the end of each reporting period end as of 24:00 UTC.

Cash and Cash Equivalents

This category consists of cash on hand, demand deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash within ninety days of original purchase.

Financial Instruments

Initial recognition and measurement (financial assets and financial liabilities) - The Company initially recognizes financial assets and financial liabilities when it becomes party to the contractual provisions of the financial instrument. Initial measurement of the financial instrument is at fair value, plus for those financial assets and liabilities not classified at fair value through profit or loss (“FVTPL”), directly attributable transaction costs.

Financial assets – subsequent classification and measurement - Financial assets are classified in their entirety including any embedded derivatives. Two criteria are used to determine how financial assets should be classified and measured: (a) the Company’s business model for managing the financial assets; and (b) the contractual cash flow characteristics of the financial asset. The Company’s financial assets include cash and cash equivalents and investments.

Where the contractual cash flow characteristics of financial assets, taken on an instrument-by-instrument basis, give rise, on specified dates, to cash flows that are solely payments of principal and interest then a financial asset is classified as subsequently measured at amortized cost using the effective interest method. This is called the SPPI criterion. A financial asset that does not meet the SPPI criterion is always measured at FVTPL. Cash and cash equivalents are measured at amortized cost.

In addition, at initial recognition, the Company may make an irrevocable election to present in other comprehensive income (“OCI”), subsequent changes in the fair value of an investment in an equity instrument that is neither held for trading nor contingent consideration recognized by an acquirer in a business combination. Such an equity instrument is classified as subsequently measured at fair value through other comprehensive income (“FVOCI”). Gains and losses recognized in OCI are not subsequently transferred to profit or loss, although the Company may determine to transfer the cumulative gain or loss within equity to accumulated deficit. Dividends are still recognized in profit or loss unless they clearly represent a recovery of part of the cost of the investment. Financial assets are classified as fair value through profit or loss when the financial asset is held for trading, or it is designated as fair value through profit or loss. A financial asset is classified as held for trading if: (i) it has been acquired principally for the purpose of selling in the near future; (ii) it is a part of an identified portfolio of financial instruments that the Company manages and has an actual pattern of short-term profit taking; or (iii) it is a derivative that is not designated and effective as a hedging instrument. Financial assets classified as fair value through profit or loss are stated at fair value with any gain or loss recognized in the statements of net loss and comprehensive loss. The net gain or loss recognized incorporates any dividend or interest earned on the financial asset. The Company has classified its investments at fair value through profit or loss. The Company classifies all investments in equity instruments and treasury management investments as FVTPL.

Reclassification - Financial assets are only reclassified between measurement categories, when and only when, the Company’s business model for managing those changes. This is a significant event and thus is expected to be uncommon. There were no reclassifications across its measurement categories for the years presented.

Impairment of financial assets - Financial assets are subject to an impairment test at each reporting date. It also includes any off-balance sheet loan commitments and financial guarantees. At each reporting date, the Company assesses whether there is objective evidence that a financial asset is impaired. If such evidence exists, the Company recognizes an impairment loss. For financial assets carried at amortized cost, the loss is the difference between the amortized cost of the loan or receivable and the present value of the estimated future cash flows, discounted using the instrument’s original effective interest rate. The carrying amount of the asset is reduced by this amount either directly or indirectly through the use of an allowance account. Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized. The Company’s only financial assets subject to impairment are due from related party and loans receivable, which are measured at amortized cost. The Company has elected to apply the simplified approach to impairment as permitted by IFRS 9, which requires the expected lifetime loss to be recognized at the time of initial recognition of the receivable. An impairment loss is reversed in subsequent periods if the amount of the expected loss decreases, and the decrease can be objectively related to an event occurring after the initial impairment was recognized.

The expected lifetime loss of a financial asset at amortized cost, is estimated based on the expected credit loss (“ECL”). ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive. The shortfall is then discounted at an approximation to the asset’s original effective interest rate.

Financial liabilities – Financial liabilities are subsequently measured at amortized cost using the effective interest method or FVTPL. Non-derivative financial liabilities are measured at amortized cost, unless they are required to be measured at FVPL as is the case for held for trading or derivative instruments, or the Company has opted to measure the financial liability at FVPL. The Company’s financial liabilities include trade payable and accrued liabilities, which are each measured at amortized cost. All financial liabilities are recognized initially at fair value and in the case of loans and borrowings, net of directly attributable transaction costs.

After initial recognition, financial liabilities measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the Effective Interest Rate (“EIR”) method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR. The EIR amortization is included in finance cost, in the statements of loss and comprehensive loss. Financial liabilities measured at amortized cost include accounts payable and accrued liabilities, credit facility, and the convertible debentures issued in the first and second private placements (Note 12).

Financial liabilities measured at FVPL are carried at fair value in the statements of financial position with changes in fair value recognized in the statement of loss and comprehensive loss. The Company classifies the convertible debentures issued for the ATW Loan at FVTPL (see note 12).

Derecognition – The Company will derecognize a financial asset when the rights to the cash flows from the financial asset have expired or where the Company has transferred substantially all risks and rewards associated with the financial asset and has relinquished control of the financial asset.

The Company will derecognize a financial liability only when extinguished — i.e., when the obligation specified in the contract is discharged, cancelled or it expires.

Provisions

A provision is recognized on the statement of financial position when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Income Tax

Income tax comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case the income tax is also recognized directly in equity.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted, at the end of the reporting year, and any adjustment to tax payable in respect of previous years. Deferred taxes are recorded for temporary differences existing at closing date between the tax base value of assets and liabilities and their carrying amount on the statements of financial position.

Deferred tax assets and liabilities are measured at the expected tax rates for the year during which the asset will be realized, or the liability settled, based on tax rates (and tax regulations) enacted or substantively enacted at year-end. They are reviewed at the end of each year, in line with any changes in applicable tax rates.

Deferred tax assets are recognized for all deductible temporary differences, carry forward of tax losses and unused tax credits, insofar as it is probable that a taxable profit will be available, or when a current tax liability exists, to make use of those deductible temporary differences, tax loss carry forwards and unused tax credits, except where the deferred tax asset associated with the deductible temporary difference is generated by initial recognition of an asset or liability in a transaction which is not a business combination, and which, at the transaction date, does not impact earnings, tax income or loss.

Income

Income is earned primarily from staking and validating SOL. The Company also earns interest income and dividend income.

Validating income

The Company operates validator nodes on the SOL blockchain and earns staking rewards in the form of SOL.

Validator Node income is earned as transactions are validated on a blockchain. The Company performs validation services for SOL owned by third parties and its own SOL delegated to the Company’s validators. The validation services contribute to the security and functionality of the SOL network. In exchange, the Company receives a commission based on a pre-agreed percentage of the rewards earned by those validations. The Company receives rewards for these services provided to the blockchain (“the service”) and recognizes these rewards as other income as they are received. The blockchain token rewards are only earned when the Company validates transactions that take place on the blockchain. When a transaction is validated by the Company’s node, rewards are deposited to the Company’s account.

The Company provides the service to the SOL Network (“the network”) and therefore the Company has determined there is no identifiable customer. In addition, because the network automatically distributes rewards; no party promises to pay consideration and no party is obligated to deliver a service. Therefore, there is no identifiable contract. The validator node rewards do not arise from contracts with customers and therefore are considered outside the scope of IFRS 15.

Other income is recognized based on the reward received in the form of digital assets. This is considered a non-cash consideration, which the Company measures at fair value on the date received. The fair value of the reward received is determined using the quoted price of the digital asset at the time of receipt.

Staking income

For SOL held by the Company and delegated to the validator nodes it owns and operates, the Company is entitled to the full amount of staking rewards earned, at the same rate as any third-party SOL delegated to its Validators. Because both the delegated SOL and the validator infrastructure are under the Company’s control, these rewards do not arise from contracts with customers and are therefore outside the scope of IFRS 15. Staking rewards on self-delegated SOL are recognized as other income or gains from digital asset activities, measured at the fair value of the SOL received in the period the entitlement to the reward is established. SOL rewards are calculated and distributed automatically by the SOL protocol at the end of each Epoch, each of which lasts approximately two to three days.

The Company applies the revaluation model to cryptocurrencies classified as intangible assets. Management has concluded that an active market exists for these assets, based on the availability of quoted prices in accessible, liquid markets with sufficient trading volume. The determination of whether an active market exists represents a critical accounting judgment and is reassessed at each reporting date.

Dividend income

Dividends are received from financial assets measured at fair value through profit or loss (FVTPL). Dividends are recognized when the right to receive payment is established

Share-based Compensation

The Company has a share option plan. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. Fair value of each tranche is measured using the Black-Scholes option pricing model. Compensation expense is recognized as a charge to profit or loss over the tranche’s vesting period by increasing reserves based on the number of awards expected to vest. Any consideration paid on exercise of share options is credited to capital stock. The reserves resulting from share-based payment is transferred to capital stock when the options are exercised.

For equity settled transactions with non-employees, the Company measures goods or services received at their fair value, unless that fair value cannot be estimated reliably, in which case, the Company measures their value by reference to the fair value of the equity instruments granted.

Capital Stock

Capital stock is classified as equity. Incremental costs directly relating to the issuance of new common shares are shown as a deduction net of tax from the proceeds.

Unit Offerings

The Company accounts for unit offering financing using the relative fair value method. Under this method, the fair values of the shares and share purchase warrants are determined separately and prorated to the actual proceeds received. The fair value of shares is determined using the share price at the issue date. The fair value of share purchase warrants is measured using the Black-Scholes valuation model at the issue date.

Earnings (Loss) per Share

Basic earnings (loss) per share amounts are calculated by dividing net income (loss) for the year by the basic weighted average number of common shares outstanding during the year.

Diluted earnings per share amounts are calculated by dividing the net income (loss) by the weighted average number of shares outstanding during the period plus the weighted average number of diluted shares that would be issued on the conversion of all the dilutive potential ordinary shares into common shares. Refer to Note 13(c) for calculations of basic and diluted earnings per share.

Intangible Assets - Validating Equipment

The Company’s intangible assets acquired are measured at cost of acquisition on initial recognition which includes the purchase price and related acquisition costs. Subsequent to initial recognition, intangible assets are carried at cost less accumulated amortization and accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are amortized over their useful economic life and assessed for impairment whenever there is an indication that the fixed or intangible asset may be impaired. The amortization period and the amortization method for the intangible assets with a finite useful life are reviewed at least once at each fiscal year-end. The validating equipment acquired by the Company from a third party (note 7) are amortized on a straight-line basis over 5 years from the acquisition date.

Derivative Instruments – Option Premiums

The Company enters into option contracts as part of its treasury management activities. Option premiums received on written options are initially recognized as cash and a corresponding derivative liability, measured at fair value through profit or loss. The derivative liability is re-measured at each reporting date, with changes in fair value recognized in the statement of profit or loss.

Where an option contract expires unexercised, the related derivative liability is derecognized and the premium previously received is recognized as income in profit or loss. The cash proceeds from expired option contracts remain within cash and cash equivalents. Option contracts that remain outstanding at the reporting date continue to be presented as derivative liabilities measured at fair value, with the related cash premium received included in cash and cash equivalents on the balance sheet.

Future Share Issuances

The Company enters into arrangements to acquire certain assets for which the consideration includes the future issuance of equity instruments. When the goods or services received do not constitute a business as defined in IFRS 3 Business Combinations, the transaction is accounted for as a share-based payment in accordance with IFRS 2 Share-based Payment. The fair value of the equity instruments to be issued is measured at the grant date and recognized as the cost of the acquired assets, with a corresponding increase in equity. Where the fair value of the equity instruments cannot be reliably measured, the transaction is measured by reference to the fair value of the assets acquired. During the year ended September 30, 2025, the Company entered into several asset acquisition transactions involving future share issuances (Refer to Notes 7 and 16).

New Accounting Standards

Accounting standards issued but not yet applied

On April 9, 2024, the IASB issued a new standard on presentation and disclosure in financial statements. The key new concepts introduced in IFRS 18 relate to the structure of the statement of profit or loss, required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures), and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. IFRS 18 will apply for reporting periods beginning on or after 1 January 2027 and also applies to comparative information. The Company is currently assessing the impact of this standard on it financial statements.